Schedule of Investments (unaudited) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(b)(c) — 0.6%
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.38%, 04/20/32(a)	USD	250	$250,000
Cedar Funding VI CLO Ltd., (3 mo. LIBOR US + 3.31%), 4.59%, 04/20/34(d)		1,000	992,500

			1,242,500

United States — 14.8%
ALM VII R-2 Ltd., Series 2013-7R2A, Class CR2, (3 mo. LIBOR US + 3.00%), 3.24%, 10/15/27(b)(c)		500	496,890
Anchorage Capital CLO Ltd., Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.82%, 01/28/31(b)(c)		1,000	965,739
Apidos CLO XVIII, Series 2018-18A, Class E, (3 mo. LIBOR US + 5.70%), 5.92%, 10/22/30(b)(c)		1,000	927,201
Apidos CLO XXI, Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.20%), 5.42%, 07/18/27(b)(c)		500	476,419
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 6.39%, 10/15/30(b)(c)		250	245,953
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.66%, 07/20/32(b)(c)		300	297,234
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.79%, 06/09/30(b)(c)		950	949,981
Cedar Funding VI CLO Ltd., Series 2016-6A, Class DR, (3 mo. LIBOR US + 3.00%), 3.22%, 10/20/28(b)(c)		1,000	1,000,205
Conseco Finance Corp., Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 2.61%, 11/15/32(b)		786	735,108
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33(b)		2,500	2,501,379
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(c)		1,000	1,023,552
CWABS Asset-Backed Certificates Trust, Series 2005- 17, Class 1AF4, 6.05%, 05/25/36.		471	462,125
Deutsche Financial Capital Securitization LLC, Series 1998-I, Class M, 6.80%, 04/15/28		512	526,307
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(b)(c)		550	551,159
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.25%, 12/25/36(b)		558	325,366
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 2.59%, 11/15/26(b)(c)		750	742,956
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.87%, 10/29/29(b)(c)		500	478,489
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		1,554	1,464,019
Long Beach Mortgage Loan Trust(b)
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.41%, 06/25/36		985	602,818
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.27%, 08/25/36		1,538	825,849
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.35%, 08/25/36		1,538	835,694
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.27%, 10/25/36		1,395	611,365

Security		Par (000)	Value

United States (continued)
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.47%, 01/20/29(b)(c)	USD	550	$550,117
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.92%, 04/20/26(b)(c)		1,000	1,000,529
Madison Park Funding XXX Ltd., Series 2018-30X, Class E, 5.19%, 04/15/29(b)		250	237,840
Mariner CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.10%, 04/30/32(b)(c)		250	250,646
Merrill Lynch Mortgage Investors Trust, Series 2006- OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.37%, 08/25/37(b)(d)		1,529	1,233,233
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(b)(c)		750	749,906
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (3 mo. LIBOR US + 3.05%), 3.29%, 10/15/29(b)(c)		1,000	1,000,208
OCP CLO Ltd., Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 3.22%, 10/18/28(b)(c)		250	248,300
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.24%, 01/15/29(b)(c)		1,000	974,907
Palmer Square Loan Funding Ltd.(b)(c)
Series 2018-4A, Class C, (3 mo. LIBOR US + 2.55%), 2.74%, 11/15/26		1,800	1,781,646
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.47%, 04/20/27		1,100	1,100,246
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.03%, 08/23/31(b)(c)		500	461,473
Regatta VI Funding Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.70%), 2.92%, 07/20/28(b)(c)		500	499,934
Rockford Tower CLO Ltd.(b)(c)
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 04/15/29		1,000	988,487
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.87%, 10/20/30		420	413,673
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.97%, 07/17/31(b)(c)		250	242,197
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 5.74%, 01/15/31(b)(c)		1,000	996,018
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.97%, 07/25/31(b)(c)		250	237,131
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.47%, 07/20/28(b)(c)		250	249,916

			30,262,215

Total Asset-Backed Securities — 15.4% (Cost: $31,397,656)			31,504,715

		Shares

Common Stocks

United States — 0.7%
CA Resources Corp.		14,589	348,379
Caesars Entertainment, Inc.(e)		4,060	355,047

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
California Resources Corp.(e)		29,781	$716,531
Chesapeake Energy Corp., (Acquired 02/10/21, Cost: $1,771)(f)		187	7,816
Pioneer Energy Services Corp.(a)(e)		1,580	9,164
Service Properties Trust		3,000	35,580

Total Common Stocks — 0.7% (Cost: $1,420,671)			1,472,517

		Par (000)

Corporate Bonds

Argentina — 0.4%
Genneia SA, 8.75%, 01/20/22(c)	USD	347	308,613
Stoneway Capital Corp.(e)(g) 10.00%, 03/01/27(c)		955	375,897
10.00%, 03/01/27		338	133,203

			817,713

Australia — 0.1%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27(c)		15	16,027
Santos Finance Ltd., 5.25%, 03/13/29		200	218,925

			234,952

Austria — 0.1%
Klabin Austria GmbH, 3.20%, 01/12/31(c)		200	190,000

Bahrain — 0.1%
Oil and Gas Holding Co., 7.63%, 11/07/24		200	222,562

Bermuda — 0.2%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)		340	370,175

Brazil — 2.2%
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(c)		333	332,284
Gol Finance SA, 7.00%, 01/31/25(c)		1,000	814,375
Itau Unibanco Holding SA, 5.13%, 05/13/23(c)		276	291,359
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/30(c)		31	34,309
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)		243	253,935
Petrobras Global Finance BV 5.30%, 01/27/25(i)		630	691,425
8.75%, 05/23/26(i)		659	822,498
6.00%, 01/27/28		374	409,998
5.60%, 01/03/31		447	471,138
Suzano Austria GmbH, 3.75%, 01/15/31		125	129,050
Vale Overseas Ltd., 3.75%, 07/08/30		180	187,182

			4,437,553

British Virgin Islands — 0.1%
New Metro Global Ltd., 4.80%, 12/15/24		200	201,500

Canada — 1.4%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(c)		19	19,204
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(c)		327	341,306

Security		Par (000)	Value

Canada (continued)
Hammerhead Resources, Inc., Series AI, (12.00% PIK), 9.00%, 07/10/22(a)(h)	USD	891	$890,724
Mattamy Group Corp., 5.25%, 12/15/27(c)		12	12,555
NOVA Chemicals Corp., 5.25%, 06/01/27(c)(i)		1,495	1,568,808

			2,832,597

Cayman Islands — 1.6%
Agile Group Holdings Ltd., (5 year CMT + 11.08%), 7.75%(b)(j)		300	307,500
Fantasia Holdings Group Co. Ltd., 9.88%, 10/19/23		200	184,750
Kaisa Group Holdings Ltd., 11.95%, 11/12/23		200	210,062
Latam Finance Ltd., 6.88%, 04/11/24(c)(e)(g)		645	532,125
Melco Resorts Finance Ltd., 5.25%, 04/26/26		200	206,312
Oryx Funding Ltd., 5.80%, 02/03/31(c)		200	206,750
Ronshine China Holdings Ltd., 5.50%, 02/01/22		200	197,499
Sable International Finance Ltd., 5.75%, 09/07/27		318	333,502
Shui On Development Holding Ltd., 5.50%, 03/03/25		200	201,688
Sunac China Holdings Ltd., 6.50%, 01/10/25		200	202,688
Times China Holdings Ltd., 6.75%, 07/08/25		250	262,344
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	118,443
Zhenro Properties Group Ltd., 7.88%, 04/14/24	USD	200	201,500

			3,165,163

Chile(c) — 0.4%
Kenbourne Invest SA, 6.88%, 11/26/24		332	353,165
VTR Comunicaciones SpA 5.13%, 01/15/28		200	208,725
4.38%, 04/15/29		200	200,800

			762,690

China — 3.5%
21Vianet Group, Inc., 7.88%, 10/15/21		200	203,500
CFLD Cayman Investment Ltd. 8.63%, 02/28/21		200	76,438
8.60%, 04/08/24		200	73,938
China Aoyuan Group Ltd., 6.35%, 02/08/24		200	200,438
China Evergrande Group, 11.50%, 01/22/23		200	188,125
China SCE Group Holdings Ltd. 7.45%, 04/17/21		300	300,390
7.25%, 04/19/23		200	205,812
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		200	212,562
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	221,687
Easy Tactic Ltd. 9.13%, 07/28/22		200	199,313
8.63%, 02/27/24		200	185,500
Excel Capital Global Ltd., (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 9.34%), 7.00%(b)(j)		200	201,008
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22		200	203,840
Fortune Star BVI Ltd., 6.85%, 07/02/24		300	316,406
Greenland Global Investment Ltd., (3 mo. LIBOR US + 4.85%), 5.05%, 09/26/21(b)		200	193,750
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	208,500
Hilong Holding Ltd., 8.25%, 09/26/22(e)(g)		200	151,938
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	197,875
Kaisa Group Holdings Ltd. 11.50%, 01/30/23		200	206,687
9.38%, 06/30/24		200	192,250
KWG Group Holdings Ltd., 7.40%, 03/05/24		200	209,687
Logan Group Co. Ltd., 6.50%, 07/16/23		200	205,000
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	208,437

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Prime Bloom Holdings Ltd., 6.95%, 07/05/22	USD	200	$37,938
RKPF Overseas Ltd., Series 2020-A, 5.20%, 01/12/26		200	202,188
Ronshine China Holdings Ltd. 8.75%, 10/25/22		200	200,250
8.95%, 01/22/23		200	200,563
Scenery Journey Ltd., 11.50%, 10/24/22		435	397,753
Seazen Group Ltd., 6.00%, 08/12/24		200	211,000
Sunac China Holdings Ltd., 6.65%, 08/03/24		300	307,687
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	178,688
Yango Justice International Ltd., 8.25%, 11/25/23		200	197,188
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	209,937
Yuzhou Group Holdings Co. Ltd., 7.70%, 02/20/25		300	259,050
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	204,062

			7,169,385

Colombia — 0.3%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)		505	506,894

Denmark — 0.2%
Danske Bank A/S, (5 year EUR Swap + 1.40%), 1.00%, 05/15/31(b)	EUR	350	408,797

Dominican Republic — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(c)(i)	USD	928	961,930

France — 2.8%
Altice France SA 2.50%, 01/15/25	EUR	200	228,700
2.13%, 02/15/25		100	113,166
Arkema SA, (5 year EUR Swap + 2.87%), 2.75%(b)(j)		500	615,933
AXA SA, (3 mo. LIBOR US + 3.88%), 5.13%, 01/17/47(b)	USD	550	626,266
BNP Paribas SA, (5 year USD Swap + 1.48%), 4.38%, 03/01/33(b)(i)		800	871,464
CAB SELAS, 3.38%, 02/01/28		300	350,473
CMA CGM SA, 7.50%, 01/15/26		100	127,971
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(b)		400	500,696
Credit Agricole SA, (5 year USD Swap + 1.64%), 4.00%, 01/10/33(b)(c)	USD	450	482,394
Loxam SAS, 3.75%, 07/15/26.	EUR	100	117,856
Orano SA, 2.75%, 03/08/28.		100	121,326
Picard Groupe SAS, (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(b)		100	117,105
Societe Generale SA, 4.25%, 04/14/25(c)	USD	350	378,989
TOTAL SE, Series NC12, (5 year EUR Swap + 2.51%), 2.13%(b)(j)	EUR	600	693,066
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(b)(j)		300	350,366

			5,695,771

Germany — 1.5%
Adler Group SA, 3.25%, 08/05/25		200	244,559
Adler Real Estate AG, 3.00%, 04/27/26		100	122,530
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24		100	113,166
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28(d)		175	208,485
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(h)		100	119,329

Security		Par (000)	Value

Germany (continued)
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 2.94%), 2.88%, 06/25/79(b)	EUR	600	$767,016
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		200	235,713
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25		100	121,093
Summit Properties Ltd., 2.00%, 01/31/25		100	115,276
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		100	121,668
thyssenkrupp AG, 1.88%, 03/06/23		185	217,033
Vertical Midco GmbH 4.38%, 07/15/27		100	123,157
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(b)		115	137,221
Vertical US Newco, Inc., 5.25%, 07/15/27(c)	USD	200	209,375
ZF Finance GmbH 3.00%, 09/21/25	EUR	100	123,651
3.75%, 09/21/28		100	127,821

			3,107,093

Guatemala(c) — 0.6%
Central American Bottling Corp., 5.75%, 01/31/27(i)	USD	626	662,778
Energuate Trust, 5.88%, 05/03/27.		503	530,715

			1,193,493

Hong Kong — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22		200	62,125

India — 0.7%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	211,438
Greenko Dutch BV, 5.25%, 07/24/24		200	207,375
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	210,875
Muthoot Finance Ltd., 6.13%, 10/31/22(c)		200	207,250
ReNew Power Synthetic, 6.67%, 03/12/24		200	210,125
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22		200	204,875
Vedanta Resources Finance II PLC, 13.88%, 01/21/24		200	215,812

			1,467,750

Indonesia — 0.4%
Alam Synergy Pte Ltd., 11.50%, 04/22/21		131	130,977
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		200	207,000
JGC Ventures Pte Ltd., 10.75%, 08/30/21(e)(g)		200	80,313
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, 4.88%, 07/17/49		200	211,376
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	204,312

			833,978

Ireland(b) — 0.3%
AIB Group PLC, (5 year EUR Swap + 3.30%), 2.88%, 05/30/31	EUR	350	435,065
Bank of Ireland Group PLC, (5 year CMT + 2.50%), 4.13%, 09/19/27	USD	200	204,016

			639,081

Israel(c) — 0.2%
Energean Israel Finance Ltd., 4.88%, 03/30/26		170	171,360
Leviathan Bond Ltd., 5.75%, 06/30/23		277	289,584

			460,944

Italy — 1.2%
Assicurazioni Generali SpA, (3 mo. EURIBOR + 5.35%), 5.00%, 06/08/48(b)	EUR	200	280,768
Autostrade per l’Italia SpA 5.88%, 06/09/24		100	134,980
2.00%, 12/04/28		100	119,987
Centurion Bidco SpA, 5.88%, 09/30/26		100	122,109
International Game Technology PLC, 4.75%, 02/15/23		100	122,547
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)	USD	350	382,309

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
Rossini Sarl, 6.75%, 10/30/25.	EUR	200	$248,026
Sisal Group SpA, 7.00%, 07/31/23		69	81,992
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	385	453,168
Telecom Italia SpA 1.13%, 03/26/22(k)	EUR	100	117,438
4.00%, 04/11/24		100	126,490
UniCredit SpA, (5 year EUR Swap + 2.40%), 2.00%, 09/23/29(b)		200	234,833

			2,424,647

Japan — 0.3%
SoftBank Group Corp. 4.00%, 04/20/23		200	246,112
4.75%, 07/30/25		100	130,023
(5 year USD ICE Swap + 4.23%), 6.00%(b)(j)	USD	200	200,500

			576,635

Jersey — 0.1%
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	240	285,670

Lithuania — 0.2%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(c)	USD	429	400,981

Luxembourg — 0.6%
Altice Financing SA, 2.25%, 01/15/25	EUR	100	114,392
ArcelorMittal SA, 1.75%, 11/19/25.		100	121,947
Atento Luxco 1 SA, 8.00%, 02/10/26(c)	USD	200	209,875
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	100	142,446
Millicom International Cellular SA, 4.50%, 04/27/31(c)	USD	255	265,200
Simpar Europe SA, 5.20%, 01/26/31(c)		215	210,566
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	123,368

			1,187,794

Macau — 0.2%
MGM China Holdings Ltd., 5.88%, 05/15/26	USD	200	209,375
Wynn Macau Ltd., 5.50%, 01/15/26		200	208,000

			417,375

Mauritius — 0.3%
HTA Group Ltd., 7.00%, 12/18/25(c)		200	211,750
India Green Energy Holdings, 5.38%, 04/29/24(c)		250	259,687
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(j)		200	211,188

			682,625

Mexico — 1.6%
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(c)		555	555,694
Cemex SAB de CV, 3.13%, 03/19/26	EUR	200	240,623
Controladora Mabe SA de CV, 5.60%, 10/23/28(c)	USD	444	516,150
Cydsa SAB de CV, 6.25%, 10/04/27(c)(i)		800	838,000
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(c)		400	404,075
Petroleos Mexicanos 6.35%, 02/12/48		97	79,904
6.95%, 01/28/60		297	253,564
Trust Fibra Uno, 6.95%, 01/30/44		400	464,125

			3,352,135

MultiNational — 0.0%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(c)		35	39,533

Security		Par (000)	Value

Netherlands — 2.6%
ASR Nederland NV, (5 year EUR Swap + 4.00%), 3.38%, 05/02/49(b)	EUR	400	$523,540
Equate Petrochemical BV, 4.25%, 11/03/26(c)	USD	293	319,187
Greenko Dutch BV, 3.85%, 03/29/26		200	200,687
ING Groep NV, (5 year EUR Swap + 2.40%), 2.13%, 05/26/31(b)	EUR	600	744,254
NN Group NV, (3 mo. Euribor + 4.95%), 4.63%, 01/13/48(b)		500	697,024
OCI NV, 3.63%, 10/15/25		100	122,254
PPF Telecom Group BV, 3.25%, 09/29/27		100	124,635
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24		100	111,333
United Group BV, 4.88%, 07/01/24		440	524,476
VEON Holdings BV, 4.00%, 04/09/25(c)	USD	200	206,300
Vivo Energy Investments BV, 5.13%, 09/24/27(c)		332	354,410
Ziggo BV, 5.50%, 01/15/27(c)		1,240	1,291,150

			5,219,250

Panama(c) — 0.7%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30		210	217,277
Avianca Holdings SA, (10.50% Cash or 12.00% PIK), 12.25%, 11/10/21(h)		1,275	1,287,505

			1,504,782

Peru — 0.7%
Nexa Resources SA, 5.38%, 05/04/27(c)(i)		1,350	1,465,087

Portugal — 0.3%
EDP - Energias de Portugal SA, (5 year EUR Swap + 4.29%), 4.50%, 04/30/79(b)	EUR	500	639,926

Saudi Arabia(c) — 0.3%
Arabian Centres Sukuk Ltd., 5.63%, 10/07/26		300	300,000
Saudi Arabian Oil Co., 2.25%, 11/24/30	USD	237	227,413

			527,413

Singapore(c) — 0.6%
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27		200	203,000
Puma International Financing SA, 5.13%, 10/06/24		1,000	999,687

			1,202,687

South Africa — 0.2%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(c)		254	275,352
Sasol Financing USA LLC, 6.50%, 09/27/28		200	215,100

			490,452

Spain — 0.6%
CaixaBank SA, (5 year EUR Swap + 1.68%), 2.25%, 04/17/30(b)	EUR	300	366,621
Cirsa Finance International Sarl, 7.88%, 12/20/23(c)	USD	200	202,260
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	200	239,817
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(b)(j)		100	115,651
Iberdrola International BV, (5 year EUR Swap + 2.97%), 3.25%(b)(j)		200	255,356
Lorca Telecom Bondco SA, 4.00%, 09/18/27		100	120,191

			1,299,896

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sweden — 0.1%
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(b)(j)	EUR	100	$116,083
Verisure Holding AB, 3.50%, 05/15/23		144	170,508

			286,591

Switzerland — 0.1%
ELM BV for Firmenich International SA, (5 year EUR Swap + 4.39%), 3.75%(b)(j)		130	164,266

Ukraine — 0.5%
MHP Lux SA, 6.25%, 09/19/29(c)	USD	1,000	991,250

United Arab Emirates — 0.2%
MAF Sukuk Ltd., 4.64%, 05/14/29.		334	370,009

United Kingdom — 2.6%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	240	333,662
Barclays PLC 4.84%, 05/09/28(i)	USD	500	557,334
(5 year EUR Swap + 1.90%), 2.00%, 02/07/28(b)	EUR	400	481,096
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(b)(j)		350	444,849
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	44	62,034
CPUK Finance Ltd., 4.25%, 08/28/22		52	71,700
eG Global Finance PLC 3.63%, 02/07/24	EUR	175	198,680
4.38%, 02/07/25		100	114,505
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26		170	202,567
Ladbrokes Group Finance PLC 5.13%, 09/16/22	GBP	7	9,629
5.13%, 09/08/23		200	291,160
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(c)	USD	238	250,495
Natwest Group PLC, (5 year CMT + 2.10%), 3.75%, 11/01/29(b)		550	584,557
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	100	140,617
Premier Foods Finance PLC, 6.25%, 10/15/23		100	141,116
Standard Chartered PLC, (5 year EUR Swap + 2.80%), 2.50%, 09/09/30(b)	EUR	350	434,485
Synlab Bondco PLC, (3 mo. EURIBOR + 4.75%), 4.75%, 07/01/25(b)		138	163,962
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	167	232,979
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(c)	USD	375	358,313
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	133	156,772

			5,230,512

United States — 17.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(c)	USD	35	36,846
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/15/25		5	5,163
3.25%, 03/15/26(c)		54	53,793
4.63%, 01/15/27(c)		33	34,203
Ambac Assurance Corp., 5.10%(c)(j)		23	31,006
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(b)(c)		460	464,976
AMC Networks, Inc. 5.00%, 04/01/24		10	10,125
4.75%, 08/01/25		20	20,516
American Airlines Group, Inc.(a) 4.87%, 04/22/25		165	161,071
4.00%, 12/15/25(b)		139	135,950

Security		Par (000)	Value

United States (continued)
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(c)	USD	17	$17,000
AMN Healthcare, Inc., 4.63%, 10/01/27(c)		148	151,330
Aramark Services, Inc. 4.75%, 06/01/26		12	12,336
5.00%, 02/01/28(c)		28	29,057
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26	EUR	100	116,847
4.75%, 07/15/27	GBP	140	197,346
Ashton Woods USA LLC/Ashton Woods Finance Co.(c) 9.88%, 04/01/27	USD	278	312,055
6.63%, 01/15/28		305	324,825
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	119,336
Boxer Parent Co., Inc., 6.50%, 10/02/25		100	124,799
Boyd Gaming Corp. 8.63%, 06/01/25(c)	USD	90	100,080
4.75%, 12/01/27		265	270,096
Bristow Group, Inc., 6.88%, 03/01/28(c)		197	196,362
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)(c)(e)(g)		57	362
Buckeye Partners LP 4.13%, 03/01/25(c)		124	126,516
3.95%, 12/01/26		15	14,827
Caesars Entertainment, Inc.(c) 6.25%, 07/01/25		337	359,247
8.13%, 07/01/27		213	234,885
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)		100	105,530
Calpine Corp.(c) 4.50%, 02/15/28		817	823,863
5.13%, 03/15/28		512	514,381
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(c)		664	717,784
Carlson Travel, Inc., 6.75%, 12/15/25(c)		886	810,690
Cedar Fair LP, 5.25%, 07/15/29		12	12,335
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(c)		157	165,249
5.38%, 04/15/27		12	12,300
Centennial Resource Production LLC, 5.38%, 01/15/26(c)		1,000	880,000
Charles River Laboratories International, Inc., 4.25%, 05/01/28(c)		12	12,360
Cheniere Energy Partners LP, 5.63%, 10/01/26		27	28,234
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(c)(h)(k)		710	712,295
Chesapeake Energy Corp.(c) 5.50%, 02/01/26		79	82,231
5.88%, 02/01/29		29	30,740
Churchill Downs, Inc.(c) 5.50%, 04/01/27		15	15,678
4.75%, 01/15/28		12	12,411
Citgo Holding, Inc., 9.25%, 08/01/24(c)		224	222,320
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(c)		42	44,606
Clean Harbors, Inc., 4.88%, 07/15/27(c)		13	13,715
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(c)		433	435,490
Colfax Corp., 6.00%, 02/15/24(c)		15	15,465

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Commercial Metals Co., 5.38%, 07/15/27	USD	95	$99,750
Coty, Inc., 6.50%, 04/15/26(c)		72	72,559
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		29	29,586
DAE Funding LLC, 3.38%, 03/20/28(c)		315	311,850
Darling Ingredients, Inc., 5.25%, 04/15/27(c)		12	12,615
Dave & Buster’s, Inc., 7.63%, 11/01/25(c)		30	32,062
DCP Midstream Operating LP 5.38%, 07/15/25		20	21,672
5.13%, 05/15/29		15	15,952
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(c)		1,113	801,360
Encore Capital Group, Inc., 4.88%, 10/15/25	EUR	100	123,550
Endeavor Energy Resources LP/EER Finance, Inc.(c) 5.50%, 01/30/26	USD	12	12,454
5.75%, 01/30/28		25	26,408
Expedia Group, Inc., 6.25%, 05/01/25(c)		132	152,686
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)(i)		1,050	1,097,381
Forestar Group, Inc.(c) 8.00%, 04/15/24		488	509,350
5.00%, 03/01/28		384	398,519
Full House Resorts, Inc., 8.25%, 02/15/28(c)		21	22,371
Golden Entertainment, Inc., 7.63%, 04/15/26(c)		149	158,499
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		150	151,312
Hanesbrands, Inc., 4.88%, 05/15/26(c)		22	23,595
Howard Hughes Corp., 5.38%, 08/01/28(c)		116	121,945
Howmet Aerospace Inc., 6.75%, 01/15/28(i)		1,540	1,817,200
iHeartCommunications, Inc. 6.38%, 05/01/26		20	20,945
5.25%, 08/15/27(c)		19	19,544
4.75%, 01/15/28(c)		12	12,090
IRB Holding Corp., 7.00%, 06/15/25(c)		108	116,257
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(c)		58	60,407
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(c)		22	24,035
Lamar Media Corp., 3.75%, 02/15/28		15	14,981
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(c)		21	21,719
Level 3 Financing, Inc.(c) 4.63%, 09/15/27		25	25,729
4.25%, 07/01/28		399	403,513
3.63%, 01/15/29		325	314,844
M/I Homes, Inc., 4.95%, 02/01/28		314	325,186
Masonite International Corp., 5.38%, 02/01/28(c)		12	12,735
Matador Resources Co., 5.88%, 09/15/26		26	25,317
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)		150	152,062
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		26	27,908
4.63%, 06/15/25(c)		88	92,814
4.50%, 09/01/26(i)		1,612	1,687,103
5.75%, 02/01/27		18	19,844
MGM Resorts International 5.75%, 06/15/25		17	18,530
4.63%, 09/01/26		10	10,487
5.50%, 04/15/27		17	18,275
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27		35	36,820
4.63%, 08/01/29		22	23,145

Security		Par (000)	Value

United States (continued)
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(c)	USD	15	$15,562
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(c)		421	441,259
NRG Energy, Inc. 7.25%, 05/15/26		25	26,000
6.63%, 01/15/27		30	31,200
5.75%, 01/15/28		20	21,250
5.25%, 06/15/29(c)		18	19,260
OI European Group BV, 2.88%, 02/15/25	EUR	100	118,501
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27	USD	16	16,160
4.63%, 03/15/30		12	11,550
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(c)(i)		1,495	1,651,975
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(c)		281	286,887
PDC Energy, Inc., 5.75%, 05/15/26		15	15,559
Periama Holdings LLC, 5.95%, 04/19/26		200	211,000
Pilgrim’s Pride Corp., 5.88%, 09/30/27(c)		21	22,506
Pioneer Energy Services Corp.(a)(c)(h)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		638	637,277
(5.00% PIK), 5.00%, 11/15/25(k)		452	452,190
Playtika Holding Corp., 4.25%, 03/15/29(c)		46	45,319
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(c)		106	102,025
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		17	17,402
Sasol Financing USA LLC 4.38%, 09/18/26		200	204,030
5.50%, 03/18/31		205	200,900
Scientific Games International, Inc., 7.00%, 05/15/28(c)		280	299,211
SeaWorld Parks & Entertainment, Inc.(c) 8.75%, 05/01/25		478	517,435
9.50%, 08/01/25		217	235,841
Select Medical Corp., 6.25%, 08/15/26(c)		515	547,321
Service Properties Trust 4.50%, 06/15/23		359	364,694
7.50%, 09/15/25		41	46,593
SES SA, (5 year EUR Swap + 5.40%), 5.63%(b)(j)	EUR	700	903,718
Sirius XM Radio, Inc.(c) 5.00%, 08/01/27	USD	37	38,815
5.50%, 07/01/29		31	33,519
SM Energy Co., 10.00%, 01/15/25(c)		244	274,500
Standard Industries, Inc.(c) 5.00%, 02/15/27		12	12,510
4.75%, 01/15/28		25	25,915
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/26		20	20,546
6.00%, 04/15/27		15	15,694
4.50%, 05/15/29(c)		49	48,816
Talen Energy Supply LLC(c) 7.25%, 05/15/27		730	746,323
6.63%, 01/15/28		386	385,591
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		25	26,172
5.38%, 02/01/27		12	12,445
6.50%, 07/15/27		19	20,647
5.00%, 01/15/28		19	19,784
6.88%, 01/15/29		19	20,932
5.50%, 03/01/30		25	26,250

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27	USD	378	$417,690
5.75%, 01/15/28(i)		1,287	1,417,695
TEGNA, Inc.
4.63%, 03/15/28		210	213,675
5.00%, 09/15/29		27	28,020
Teleflex, Inc., 4.63%, 11/15/27		12	12,705
Tenet Healthcare Corp.
4.63%, 09/01/24(c)		543	558,611
5.13%, 05/01/25		35	35,492
4.88%, 01/01/26(c)		924	960,738
6.25%, 02/01/27(c)		37	39,067
5.13%, 11/01/27(c)		37	38,691
4.63%, 06/15/28(c)		34	34,849
Terex Corp., 5.63%, 02/01/25(c)		15	15,422
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(c)(i)		991	961,464
Travel & Leisure Co., 6.63%, 07/31/26(c)		132	149,866
Tri Pointe Homes, Inc.
5.25%, 06/01/27		295	315,650
5.70%, 06/15/28		27	29,841
Under Armour, Inc., 3.25%, 06/15/26		15	15,009
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 05/01/28		154	149,774
Series 2020-1, Class A, 5.88%, 10/15/27		368	407,873
VICI Properties LP/VICI Note Co., Inc.(c)
3.50%, 02/15/25		19	19,344
4.25%, 12/01/26		31	31,716
3.75%, 02/15/27		19	19,000
4.63%, 12/01/29		277	287,349
4.13%, 08/15/30		25	25,217
Vistra Operations Co. LLC(c)
5.50%, 09/01/26		25	25,906
5.63%, 02/15/27		32	33,260
William Carter Co., 5.63%, 03/15/27(c)		12	12,675
William Lyon Homes, Inc., 6.63%, 07/15/27(c)		853	919,107
WPX Energy, Inc., 5.88%, 06/15/28		16	17,637
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(c)
5.50%, 03/01/25		44	46,486
5.25%, 05/15/27		22	23,037
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		299	306,026
XHR LP, 6.38%, 08/15/25(c)		104	109,850

			35,695,424

Vietnam — 0.1%
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	250,547

Total Corporate Bonds — 49.2% (Cost: $98,090,298)			100,447,633

Floating Rate Loan Interests(b)

Canada — 0.7%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,516	1,472,632

Security		Par (000)	Value

Luxembourg — 0.7%
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26	USD	495	$492,876
Intelsat Jackson Holdings SA 2017 Term Loan B4, (PRIME + 5.50%),
8.75%, 01/02/24		430	438,569
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		406	410,166

			1,341,611

Netherlands — 0.2%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 07/10/25		486	486,087

United States — 8.1%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 07/31/26		26	26,475
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 02/02/26(a)		238	230,937
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.20%, 02/05/24.		1,114	1,103,292
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		309	308,452
Buckeye Partners LP, 2021 Term Loan B, (3 mo. LIBOR + 2.25%), 2.36%, 11/01/26		773	769,176
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		235	235,114
Caprock Midstream LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 4.86%, 11/03/25		395	375,697
Circa Resort & Casino, Term Loan B, (3 mo. LIBOR + 8.00%, 1.50% Floor), 9.50%, 08/09/25		1,130	1,141,208
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		394	378,043
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.61%, 04/15/27		245	242,272
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 08/24/26		859	586,213
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		17	17,304
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		30	29,921
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 03/31/27		1,258	1,254,210
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 2.20%, 12/30/26.		237	235,649
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		305	299,549
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.08%, 11/15/27		486	480,067
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 12/14/24		866	860,765
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		44	43,399
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.60%, 02/06/27.		34	33,455

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
LBM Acquisition LLC
Delayed Draw Term Loan, 12/18/27(d)(l)	USD	14	$13,490
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		61	60,707
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		76	76,047
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 3.50%, 06/23/25		232	231,736
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.61%, 05/29/26.		403	399,953
Pisces Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 04/12/25.		1,433	1,434,563
Playtika Holding Corp., 2021 Term Loan, 03/11/28(d)(l)		366	363,255
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 6.19%, 08/07/23(a)		295	276,939
Robertshaw US Holding Corp, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/28/25		835	783,310
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.86%, 08/14/24		1,533	1,501,830
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/06/25.		141	139,811
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 05/23/25		156	153,771
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 11/21/24		837	833,253
The Enterprise Development Authority, Term Loan B, 02/18/28(a)(d)(l)		287	287,718
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.36%, 12/09/25.		748	731,480
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 02/24/25.		471	467,584

			16,406,645

Total Floating Rate Loan Interests — 9.7% (Cost: $20,184,969)			19,706,975

Foreign Agency Obligations

Bahrain — 0.4%
Bahrain Government International Bond
6.75%, 09/20/29		200	217,375
5.25%, 01/25/33(c)		200	190,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		410	473,934

			881,309

Colombia — 0.8%
Colombia Government International Bond
8.13%, 05/21/24		317	378,419
4.50%, 01/28/26(i)		340	372,937
3.88%, 04/25/27(i)		670	716,272
3.00%, 01/30/30(i)		225	219,867

			1,687,495

Dominican Republic — 0.5%
Dominican Republic International Bond
5.95%, 01/25/27		322	361,043
4.50%, 01/30/30(c)		380	381,781
4.88%, 09/23/32(c)		215	217,150

			959,974

Security		Par (000)	Value

Egypt — 1.0%
Egypt Government International Bond
5.75%, 05/29/24(c)	USD	305	$319,583
5.88%, 06/11/25		700	737,625
6.38%, 04/11/31(c)	EUR	737	886,967

			1,944,175

Ghana — 0.2%
Ghana Government International Bond, 8.63%, 04/07/34(c)(d)	USD	300	294,630

Indonesia — 0.1%
Indonesia Government International Bond, 4.10%, 04/24/28		200	221,188

Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22		200	182,688

Morocco — 0.2%
Morocco Government International Bond, 3.00%, 12/15/32(c)		370	346,412

Oman — 0.2%
Oman Government International Bond
6.50%, 03/08/47		200	188,500
6.75%, 01/17/48		200	192,062

			380,562

Panama — 0.1%
Panama Government International Bond, 3.16%, 01/23/30		275	285,828

Paraguay — 0.1%
Paraguay Government International Bond, 5.40%, 03/30/50(c)		250	279,688

Peru — 0.1%
Peruvian Government International Bond, 1.86%, 12/01/32		265	241,647

Qatar — 0.2%
Qatar Government International Bond, 4.00%, 03/14/29(c)(i)		268	304,180

Romania — 0.2%
Romanian Government International Bond, 3.00%, 02/14/31(c)		334	334,313

Russia — 0.3%
Russian Foreign Bond — Eurobond
4.75%, 05/27/26		400	447,750
4.25%, 06/23/27		200	218,900

			666,650

Saudi Arabia — 0.3%
Saudi Government International Bond, 4.50%, 04/17/30.		508	584,835

Sri Lanka — 0.1%
Sri Lanka Government International Bond
7.85%, 03/14/29		200	122,250
7.55%, 03/28/30		200	122,000

			244,250

Ukraine — 0.6%
Ukraine Government International Bond
7.75%, 09/01/22		100	105,419
7.75%, 09/01/23		230	247,983
8.99%, 02/01/24		224	248,416

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine (continued)
Ukraine Government International Bond (continued)
7.75%, 09/01/24	USD	160	$172,350
7.75%, 09/01/25		100	108,400
7.25%, 03/15/33(c)		400	397,750

			1,280,318

Total Foreign Agency Obligations — 5.5% (Cost: $10,763,820)			11,120,142

Non-Agency Mortgage-Backed Securities

United States — 13.3%
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(c)		142	144,471
Alternative Loan Trust, Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.25%), 0.36%, 06/25/37(b)		643	511,465
ARI Investments LLC, 4.59%, 01/06/25(a)(b)		722	716,485
Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.61%, 12/25/37(b)(c)		2,000	1,951,642
BBCMS Mortgage Trust, Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.55%, 03/15/37(b)(c)		500	487,656
BBCMS Trust, Series 2019-CLP, Class D, (1 mo. LIBOR US + 1.73%), 1.83%, 12/15/31(b)(c)		364	363,296
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.25%, 12/26/37(b)(c)		888	836,457
Benchmark Mortgage Trust, Series 2018-B7, Class C, 4.86%, 05/15/53(b)		1,000	1,110,688
BX Commercial Mortgage Trust(b)(c)
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.11%, 11/15/35		700	700,214
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 12/15/36		387	386,749
BX Trust, Series 2019-OC11, Class E, 4.08%, 12/09/41(b)(c)		652	648,425
BXP Trust(b)(c)
Series 2017-CC, Class D, 3.55%, 08/13/37		180	188,297
Series 2017-CC, Class E, 3.55%, 08/13/37		350	351,983
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 12/15/37(b)(c)		633	633,041
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class C, 4.75%, 01/10/48(b)		1,000	1,041,241
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(b)(c)		1,000	1,028,606
Citigroup Commercial Mortgage Trust(b)
Series 2015-GC27, Class C, 4.57%, 02/10/48		756	800,495
Series 2016-C1, Class C, 5.11%, 05/10/49		534	556,376
Series 2016-C1, Class D, 4.95%, 05/10/49(c)		700	641,491
Series 2016-P3, Class D, 2.80%, 04/15/49(c)		500	346,335
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.60%, 11/15/37(b)(c)		197	197,829
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.19%, 04/10/37(b)(c)		499	403,949
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(b)		11,000	538,340
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(b)(c)		390	392,855
GS Mortgage Securities Trust(c)
Series 2017-GS7, Class D, 3.00%, 08/10/50		375	335,504

Security		Par (000)	Value

United States (continued)
GS Mortgage Securities Trust(c) (continued)
Series 2017-GS7, Class E, 3.00%, 08/10/50	USD	300	$259,355
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)(c)		59	59,387
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.11%, 12/15/48(b)(c)		1,619	1,569,470
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.62%, 03/15/50(b)(c)		240	234,473
LSTAR Commercial Mortgage Trust(b)(c)
Series 2017-5, Class C, 4.87%, 03/10/50		1,000	982,697
Series 2017-5, Class X, 0.99%, 03/10/50		11,304	331,432
MAD Mortgage Trust(b)(c)
Series 2017-330M, Class D, 3.71%, 08/15/34		130	132,618
Series 2017-330M, Class E, 3.76%, 08/15/34		180	180,719
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A5, 8.00%, 08/25/34(c)		866	810,508
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.14%, 07/15/50(b)(c)		310	304,699
Series 2015-C25, Class D, 3.07%, 10/15/48		39	38,037
Morgan Stanley Capital I Trust
Series 2017-H1, Class D, 2.55%, 06/15/50(c)		1,010	820,246
Series 2017-H1, Class XD, 2.20%, 06/15/50(b)(c)		8,625	929,861
Series 2018-H4, Class C, 5.08%, 12/15/51(b)		711	750,801
Series 2018-MP, Class E, 4.28%, 07/11/40(b)(c)		250	218,589
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.66%, 07/15/35(b)(c)		220	217,257
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(b)(c)		381	381,935
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class E, 4.06%, 04/10/37(b)(c)		170	148,462
Olympic Tower Mortgage Trust(b)(c)
Series 2017-OT, Class D, 3.95%, 05/10/39		140	136,924
Series 2017-OT, Class E, 3.95%, 05/10/39		190	167,438
Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(c)		380	363,616
RALI Trust, Series 2006-QO6, Class A1, (1 mo. LIBOR US + 0.36%), 0.47%, 06/25/46(b)		2,705	907,648
US 2018-USDC, Series 2018-USDC, Class E, 4.49%, 05/13/38(b)(c)		270	229,845
Wells Fargo Commercial Mortgage Trust(b)
Series 2016-C37, Class C, 4.49%, 12/15/49		701	749,855
Series 2016-NXS5, Class D, 4.99%, 01/15/59		500	517,619
Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 2.92%, 03/25/38(b)		421	306,993

Total Non-Agency Mortgage-Backed Securities — 13.3% (Cost: $26,593,700)			27,064,374

Preferred Securities

Capital Trusts — 2.8%

Belgium — 0.1%
Solvay Finance SA, 5.43%(b)(j)	EUR	140	180,608

China — 0.1%
King Talent Management Ltd., 5.60%(b)(j)	USD	200	175,875

Denmark — 0.4%
Orsted A/S, 2.25%, 11/24/17(b)	EUR	600	735,283

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France(b)(j) — 0.7%
Electricite de France SA
5.38%	EUR	100	$133,149
3.00%		400	492,470
3.38%		200	249,785
Engie SA, 3.25%		400	507,779

			1,383,183

Germany(b)(j) — 0.2%
ATF Netherlands BV, 3.75%		100	122,254
Volkswagen International Finance NV, 4.49%		300	396,286

			518,540

Hong Kong — 0.1%
FWD Ltd., 5.50%(b)(j)	USD	200	195,937

Netherlands(j) — 0.1%
Abertis Infraestructuras Finance BV, 3.25%(b)	EUR	100	120,135
Koninklijke KPN NV, 2.00%(b)		100	118,021
Stichting AK Rabobank Certificaten, 2.19%(m)		45	68,033

			306,189

South Korea — 0.1%
KDB Life Insurance Co. Ltd., 7.50%(b)(j)	USD	200	201,062

Spain(b)(j) — 0.5%
Bankia SA, 6.00%.	EUR	200	245,095
Naturgy Finance BV, 4.13%.		100	123,300
Repsol International Finance BV, 3.75%		100	125,785
Telefonica Europe BV
4.38%		100	127,424
3.88%		300	379,075

			1,000,679

Switzerland — 0.3%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(b)	USD	500	558,750

United Kingdom(b) — 0.1%
BP Capital Markets PLC, 3.25%(j)	EUR	100	125,625
Vodafone Group PLC, 3.10%, 01/03/79		100	122,186

			247,811

United States — 0.1%
Belden, Inc., 4.13%, 10/15/26		100	120,202

Total Preferred Securities — 2.8% (Cost: $5,290,514)			5,624,119

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.6%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.11%, 10/25/29	USD	96	97,737
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.26%, 10/25/29.		1,000	1,072,659

			1,170,396

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(b)(c)		500	512,375

Total U.S. Government Sponsored Agency Securities — 0.8% (Cost: $1,572,517)			1,682,771

Security	Shares	Value

Warrants

United States — 0.1%
Chesapeake Energy Corp. (Expires 02/09/26)	10,706	$205,236
SM Energy Co. (Expires 06/30/23)	571	9,342

Total Warrants — 0.1% (Cost: $2,445)		214,578

Total Long-Term Investments — 97.5% (Cost: $195,316,590)		198,837,824

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(n)(o)	15,878,318	15,878,318

Total Short-Term Securities — 7.8% (Cost: $15,878,318)		15,878,318

Options Purchased — 0.1% (Cost: $553,036)		278,544

Total Investments Before Options Written — 105.4% (Cost: $211,747,944)		214,994,686

Options Written — (0.1)% (Premiums Received: $(238,655))		(120,254)

Total Investments, Net of Options Written — 105.3% (Cost: $211,509,289)		214,874,432

Liabilities in Excess of Other Assets — (5.3)%		(10,900,753)

Net Assets — 100.0%		$203,973,679

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Non-income producing security.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $7,816, representing less than 0.05% of its net assets as of period end, and an original cost of $1,771.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)	Perpetual security with no stated maturity date. (k) Convertible security.
(l)

Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate. (m) Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(n)	Affiliate of the Trust.
(o)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,995,724	$9,882,594	(a)	$—	$—	$—	$15,878,318	15,878,318	$542	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Suisse Securities (USA) LLC	0.30	%(b)	04/22/20	Open	$296,225	$298,141	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open	665,813	668,366	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open	1,060,897	1,064,945	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open	1,282,500	1,287,393	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	624,488	626,574	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	138,375	138,835	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	481,280	482,879	Floating Rate Loan Interests	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	825,010	827,877	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	1,237,112	1,241,412	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	918,750	921,943	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.39	(b)	10/28/20	Open	218,813	219,178	Foreign Agency Obligations	Open/Demand
Barclays Capital Inc.	0.75	(b)	01/21/21	Open	733,210	734,264	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.70	(b)	01/22/21	Open	745,465	746,422	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/22/21	Open	868,000	868,655	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	1,373,531	1,375,218	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	1,520,750	1,522,617	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	466,250	466,822	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.50	(b)	01/22/21	Open	1,384,000	1,385,699	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.70	(b)	02/08/21	Open	820,120	820,933	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	02/08/21	Open	757,026	757,831	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.25	(b)	02/22/21	Open	283,075	283,148	Foreign Agency Obligations	Open/Demand
Barclays Capital Inc.	0.55	(b)	03/05/21	Open	508,000	508,186	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.70	(b)	03/05/21	Open	460,625	460,840	Capital Trusts	Open/Demand

					$17,669,315	$17,708,178

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Note	7	06/21/21	$1,006	$(9,807)
U.S. Long Bond	6	06/21/21	928	(24,446)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
U.S. Ultra Bond	3	06/21/21	$544	$(6,688)
2-Year U.S. Treasury Note	1	06/30/21	221	(228)

				(41,169)

Short Contracts
Euro-BOBL	2	06/08/21	317	960
10-Year U.S. Treasury Note	9	06/21/21	1,178	13,566
5-Year U.S. Treasury Note	275	06/30/21	33,935	383,675

				398,201

				$357,032

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,236,288	EUR	20,340,000	BNP Paribas S.A.	06/16/21	$347,857
USD	881,775	EUR	737,000	State Street Bank and Trust Co.	06/16/21	16,201
USD	1,667,958	GBP	1,194,000	Morgan Stanley & Co. International PLC	06/16/21	21,557

						$385,615

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note	50	04/23/21	USD	135.50	USD	9	$781

Put
iShares iBoxx $ High Yield Corporate Bond ETF	680	04/16/21	USD	84.00	USD	10,462	5,780
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,050	04/16/21	USD	130.00	USD	23,799	107,625
SPDR S&P 500 ETF Trust	88	04/30/21	USD	380.00	USD	6,024	26,752
iShares iBoxx $ High Yield Corporate Bond ETF	2,270	05/21/21	USD	84.00	USD	34,523	97,610
iShares iBoxx $ High Yield Corporate Bond ETF	680	05/21/21	USD	83.00	USD	10,462	21,760
iShares iBoxx $ High Yield Corporate Bond ETF	95	05/21/21	USD	85.00	USD	1,438	5,510
iShares iBoxx $ High Yield Corporate Bond ETF	166	06/18/21	USD	84.00	USD	2,520	12,616

							277,653

							$278,434

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
30-Year Interest Rate Swap, 04/08/51	3-Month LIBOR, 0.19%	Quarterly	1.53%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/21	1.53%	USD	2,300	$—
30-Year Interest Rate Swap, 05/02/51	3-Month LIBOR, 0.19%	Quarterly	1.35%	Semi-Annual	Bank Of America N.A.	04/30/21	1.35	USD	5,500	110

										$110

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares iBoxx $ High Yield Corporate Bond ETF	680	04/16/21	USD	81.00	USD	10,462	$(4,080)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,050	04/16/21	USD	126.00	USD	23,799	(19,425)
10-Year U.S. Treasury Note	50	04/23/21	USD	129.50	USD	9	(10,937)
SPDR S&P 500 ETF Trust	88	04/30/21	USD	370.00	USD	6,024	(16,764)
iShares iBoxx $ High Yield Corporate Bond ETF	680	05/21/21	USD	80.00	USD	10,462	(12,920)
iShares iBoxx $ High Yield Corporate Bond ETF	95	05/21/21	USD	75.00	USD	1,438	(903)
iShares iBoxx $ High Yield Corporate Bond ETF	2,270	05/21/21	USD	81.00	USD	34,523	(51,075)
iShares iBoxx $ High Yield Corporate Bond ETF	166	06/18/21	USD	78.00	USD	2,520	(4,150)

							$(120,254)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rolls-Royce PLC	1.00%	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	16	$(1,120)	$(2,372)	$1,252
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	34	(2,458)	(5,219)	2,761
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	(548,648)	(520,459)	(28,189)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	3,000	(329,189)	(308,425)	(20,764)

								$(881,415)	$(836,475)	$(44,940)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$31,254,715	$250,000	$31,504,715
Common Stocks
United States	1,107,158	356,195	9,164	1,472,517
Corporate Bonds
Argentina	—	817,713	—	817,713
Australia	—	234,952	—	234,952
Austria	—	190,000	—	190,000
Bahrain	—	222,562	—	222,562
Bermuda	—	370,175	—	370,175
Brazil	—	4,437,553	—	4,437,553
British Virgin Islands	—	201,500	—	201,500
Canada	—	1,941,873	890,724	2,832,597
Cayman Islands	—	3,165,163	—	3,165,163
Chile	—	762,690	—	762,690
China	—	7,169,385	—	7,169,385
Colombia	—	506,894	—	506,894
Denmark	—	408,797	—	408,797
Dominican Republic	—	961,930	—	961,930
France	—	5,695,771	—	5,695,771
Germany	—	3,107,093	—	3,107,093
Guatemala	—	1,193,493	—	1,193,493
Hong Kong	—	62,125	—	62,125
India	—	1,467,750	—	1,467,750
Indonesia	—	833,978	—	833,978
Ireland	—	639,081	—	639,081
Israel	—	460,944	—	460,944
Italy	117,438	2,307,209	—	2,424,647
Japan	—	576,635	—	576,635
Jersey	—	285,670	—	285,670
Lithuania	—	400,981	—	400,981
Luxembourg	—	1,187,794	—	1,187,794
Macau	—	417,375	—	417,375
Mauritius	—	682,625	—	682,625
Mexico	—	3,352,135	—	3,352,135
MultiNational	—	39,533	—	39,533
Netherlands	—	5,219,250	—	5,219,250
Panama	—	1,504,782	—	1,504,782
Peru	—	1,465,087	—	1,465,087
Portugal	—	639,926	—	639,926
Saudi Arabia	—	527,413	—	527,413
Singapore	—	1,202,687	—	1,202,687
South Africa	—	490,452	—	490,452
Spain	—	1,299,896	—	1,299,896
Sweden	—	286,591	—	286,591
Switzerland	—	164,266	—	164,266
Ukraine	—	991,250	—	991,250
United Arab Emirates	—	370,009	—	370,009
United Kingdom	—	5,230,512	—	5,230,512
United States	—	34,308,574	1,386,850	35,695,424
Vietnam	—	250,547	—	250,547
Floating Rate Loan Interests	—	18,911,381	795,594	19,706,975
Foreign Agency Obligations	—	11,120,142	—	11,120,142
Non-Agency Mortgage-Backed Securities	—	26,347,889	716,485	27,064,374

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities
Capital Trusts	$—	$5,624,119	$—	$5,624,119
U.S. Government Sponsored Agency Securities	—	1,682,771	—	1,682,771
Warrants
United States	205,236	9,342	—	214,578
Short-Term Securities
Money Market Funds	15,878,318	—	—	15,878,318
Options Purchased
Equity Contracts	277,653	—	—	277,653
Interest Rate Contracts	781	110	—	891

	$17,586,584	$193,359,285	$4,048,817	$214,994,686

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$4,013	$—	$4,013
Foreign Currency Exchange Contracts.	—	385,615	—	385,615
Interest Rate Contracts	398,201	—	—	398,201
Liabilities
Credit Contracts	—	(48,953)	—	(48,953)
Equity Contracts	(109,317)	—	—	(109,317)
Interest Rate Contracts	(52,106)	—	—	(52,106)

	$236,778	$340,675	$—	$577,453

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $17,708,178 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening balance, as of December 31, 2020	$—	$61,356	$1,848,339	$43,676	$964,425	$2,917,796
Transfers into Level 3(a)	—	—	29	493,448	—	493,477
Transfers out of Level 3(b)	—	—	—	(43,676)	(236,664)	(280,340)
Accrued discounts/premiums	—	—	12,637	444	—	13,081
Net realized gain (loss)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(c)	—	(52,192)	383,553	16,137	5,668	353,166
Purchases	250,000	—	58,930	285,565	—	594,495
Sales	—	—	(25,914)	—	(16,944)	(42,858)

Closing balance, as of March 31, 2021	$250,000	$9,164	$2,277,574	$795,594	$716,485	$4,048,817

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(c)	$—	$(52,192)	$383,553	$16,137	$5,668	$353,166

(a)

As of December 31, 2020, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2021, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2020, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2021, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

upon unadjusted third party pricing information in the amount of $1,762,441. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$9,164	Market	EBITDA Multiple	3.00x	—
Corporate Bonds	2,277,212	Income	Discount Rate	5% - 11%	10%
		Market	EBITDA Multiple	3.00x	—

	$2,286,376

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

AMBAC	AMBAC Assurance Corp.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SPDR	Standard & Poor’s Depository Receipt

16